CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Statement of comprehensive income [abstract]
Tax on currency translation differences	£ 0	£ 0	£ 0